Other Liabilities	12 Months Ended
Dec. 31, 2015
Other Liabilities

12. OTHER LIABILITIES

The components of other liabilities are as follows:

(Dollar amounts in thousands)	2015	2014
Accrued interest payable	$395	$315
Supplemental Executive Retirement Plan	1,091	828
Accrued salary expense	689	609
Other	449	368

Total	$2,624	$2,120